Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Related Party Transactions	36 Related Party Transactions
(a) Parent
The Group comprises Marex Group plc and its subsidiaries. Subsidiaries refers to the entities controlled by the Company.
(b) Key management personnel
The remuneration paid to key management personnel for their services to the Group was as follows:

	2025	2024	2023
	$m	$m	$m
Aggregate wages and salaries	46.8	54.9	46.5
Short-term monetary benefits	0.2	0.2	0.2
Defined contribution pension cost	0.1	0.1	0.1
Management Incentive plan	30.5	22.5	16.5
	77.6	77.7	63.3
(c) Key management personnel transactions
In May 2025, the Employee Benefit Trust acquired the beneficial interest in 351,852 shares from key management personnel to facilitate tax withholding payments relating to the vesting of shares under the Company's Deferred Benefit Plans and Nil Cost Warrants.
In addition to compensation arrangements disclosed above, certain members of key management personnel acquired ordinary shares in the Company during the year through open-market transactions at prevailing market prices. These transactions were conducted on an arm’s-length basis and were not part of any share-based payment or incentive arrangements. Management does not consider these transactions to be material related party transactions for the purposes of IAS 24.
36      Related Party Transactions continued
(d) Transactions with entities having significant influence over the Group
Balances and transactions between the Company and its subsidiaries which are related parties have been eliminated on consolidation and are not disclosed in this note.
On 20 October 2020, the Company entered into a Shareholders’ Agreement with Amphitryon
Limited, Ocean Ring Jersey Co. Limited and Ocean Trade Lux Co S.Á.R.L. (the '2020 Shareholders’
Agreement'). Pursuant to the terms of the 2020 Shareholders’ Agreement, the Group paid a management fee of 2.5% of EBITDA each year to a party associated with the (then) ultimate parent company for services provided. The 2020 Shareholders’ Agreement ended once the Group became listed and for the year ending 31 December 2024, the Group paid $2.4m under this agreement, recorded within other expenses. However, as the calculation is based on audited full year EBITDA, an additional payment of
$0.4m was made during Q1 2025 representing the final adjustments to the fees owed.
Following termination of the 2020 Shareholders’ Agreement, a new Shareholder Agreement came into effect between the Company, Amphitryon Limited, JRJ Investor 1 Limited Partnership and MASP
Investor Limited Partnership (the '2024 Shareholder Agreement'). It did not include the payment of any management fees, but amongst other matters afforded Amphitryon Limited the right to appoint up to two nominee directors to the Board subject to certain ownership thresholds being met. Following disposals of shares during the year, one nominee director was required to resign from the Board in April 2025, and although meeting the shareholding threshold to retain one nominee director, the remaining nominee director also resigned, in May 2025  Amphitryon Limited no longer has representation on the Board and has since irrevocably waived its nomination rights under the 2024 Shareholder Agreement.
Amphitryon Limited and its holding or controlling entities are no longer considered related parties as their ownership fell below 10% in May 2025 and they no longer have Board representation.
With the exception of the above, there were no other transactions during the period or assets and liabilities outstanding as at 31 December 2025 (2024: $nil) with other related parties.